Intangible assets - Rates of amortization (Details)	12 Months Ended
Dec. 31, 2024
Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill
Amortisation rate, intangible assets other than goodwill
Client portfolio
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Amortisation rate, intangible assets other than goodwill	15.00%
Workforce
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill
Amortisation rate, intangible assets other than goodwill
Know-how
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%
Non Compete
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%